Long-term investments	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Long-term investments
9.    Long-term investments

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments	252,407	10,523
Equity securities	48,580	5,316
Total long-term investments	300,987	15,839

Management evaluated whether there was other-than-temporary impairment based on the facts, including recent financing activities, projected and historical financial performance of the investees. nil, nil and RMB6,446 impairment loss was recognized for the years ended December 31, 2022, 2023 and 2024, which was included in the (loss)/gain from equity method investments.
Equity method investments
The Group held several equity method investments as of December 31, 2023 and 2024, which included:

•In July 2021, ECARX HK entered into an investment agreement with Volvo Car Corporation (“Volvo Cars”), a related party, to establish a joint venture, HaleyTek AB, with cash consideration of SEK360,000 (equivalent to RMB269,813), in which the Group owns 40% equity interest. In December 2022, Volvo Cars and ECARX HK made additional investments in cash of SEK25,620 (equivalent to RMB17,478) and SEK17,080 (equivalent to RMB11,652), respectively, to HaleyTek AB. The investments were made in proportion to their equity interests of 60% and 40%. Volvo Cars and the Group are under the same control of Mr. Eric Li (Shufu Li).
In August 2024, the Group disposed of its all shares in HaleyTek AB to Volvo Cars at a consideration of SEK210,000 (equivalent to RMB140,725). No gain or loss was recognized on this transaction.
•On July 26, 2021, the Group acquired 34.61% equity interest of SiEngine Technology Co., Ltd. (“SiEngine”) from the controlling shareholder of the Company, at the cash consideration of US$10,600 (equivalent to RMB68,967) plus the issuance of 9,882,082 Series B Redeemable Convertible Preferred Shares at the issuance price of US$9.70 per share valuing US$95,800 (equivalent to RMB620,703). The Group initially recognized the investment at the carrying amount of the Company’s controlling shareholder, which was nil, as a transaction between entities under common control. The excess of consideration over the carrying amount of the equity investment was recorded as a deemed dividend in the amount of RMB689,670 to the controlling shareholder. In December 2024, the Group disposed of 3.29% of its equity interest in SiEngine to a third-party investor for a consideration of RMB130,000. As the carrying value of the Group’s equity interest in SiEngine is zero, the entire amount was recorded as a gain and included in (Loss)/gain from equity method investments.
•On September 1, 2021, the Group sold 2% equity interest of a PRC subsidiary, Hubei Dongjun, at the cash consideration of RMB1,000. As a result of the transaction, the Group’s equity interest in the subsidiary decreased from 51% to 49% and the Group lost control over the subsidiary. On the date when the Group lost control in the subsidiary, the Group remeasured its retained equity interest at fair value of RMB24,500 and recorded a gain of RMB10,579 on deconsolidation. The Group accounted for the retained interest as an equity method investment.

In May 2024, Hubei Dongjun distributed on a pro rata basis its equity interest in Shenzhen U Chance Technology Co., Ltd. (“U Chance”) to each of its equity holders, namely the Group and Dongjun Group based on their respective shareholding. As a result, U Chance was spun-off from Hubei Dongjun and the Group directly held 49% equity interest in U Chance. The Group continues to account for its investment in U Chance as equity method investment at its carrying amount. The Group further invested RMB4,900 to U Chance after the spun-off.

In July, 2024, the Group acquired the remaining 51% equity interest of Hubei Dongjun from Dongjun Group (refer to Note 3.b).
•In January 2022, Suzhou Photon-Matrix, a majority-owned subsidiary of the Group, entered into financing agreements with third party investors, pursuant to which these investors contributed, in aggregate, RMB10,000 in cash in exchange for 3.45% of equity interests of Suzhou Photon-Matrix. As a result of the transaction, the Group’s equity interest in the subsidiary decreased from 50.92% to 49.17%, and the Group lost control in Suzhou Photon-Matrix. On the date the Group lost control in the subsidiary, the Group remeasured its retained equity interest in Suzhou Photon-Matrix at fair value of RMB64,000 using the backsolve method, a market approach. A gain of RMB71,974 was recorded on deconsolidation which was calculated as follows. The Group retains significant influence over the investment and accounts for it as an equity method investment since then.

Year ended December 31,
2022
RMB
Fair value of the consideration received	—
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	64,000
Add: Carrying amount of redeemable noncontrolling interest	40,750
Less: Carrying amount of non-redeemable noncontrolling interest	(7,178)
Less: Carrying amount of Suzhou Photon-Matrix’s net assets	(25,598)
Gains on deconsolidation of Suzhou Photon-Matrix	71,974
As described in Note 3.c, the Group acquired 13.10% additional equity interest in Suzhou Photon-Matrix from its existing third-party shareholders and as a result, the Group’s interest in Suzhou Photon-Matrix increased to 62.27% and the Group obtained control in Suzhou Photon-Matrix.
•In November 2023, the Group entered into a shareholders’ agreement with smart Automobile Co., Ltd., a subsidiary of smart mobility Pte. Ltd, to establish a China-based joint venture with a cash consideration of RMB49,000 for the development of automotive operating system software, in which the Group owns 49% equity interest. The Group settled the cash consideration by March 2024.
Summary of combined financial position for the investee companies as of December 31, 2023 and 2024 and the results of operation for the years ended December 31, 2022, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Financial position:
Current assets	878,519	1,043,993
Non-current assets	1,093,602	362,528
Total assets	1,972,121	1,406,521
Current liabilities	1,043,703	1,376,495
Non-current liabilities	1,146,673	1,170,600
Total liabilities	2,190,376	2,547,095
Shareholders’ deficit	(218,255)	(1,140,574)
Total liabilities and shareholders’ deficit	1,972,121	1,406,521

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Results of operations:
Total revenues	1,134,152	1,290,126	1,639,035
Loss from operation	(636,240)	(795,354)	(967,402)
Net loss	(641,401)	(839,052)	(1,014,495)
Equity securities
•Zenseact
On July 1, 2021, the Group subscribed 8,834 newly issued common shares of Zenseact AB (“Zenseact”), representing 15% equity interest of Zenseact, at the cash consideration of US$106,000 (equivalent to RMB675,824). Zenseact is a private-owned entity and a related party of the Group. The investment was accounted for as an equity security without a readily determinable fair value and measured at cost less any impairments.
In April 2022, Volvo Cars, the controlling interest holder of Zenseact, made capital contribution of SEK800,000 to Zenseact to obtain 6,447 newly issued common shares. As a result of the transaction, the Group’s equity interest in Zenseact decreased to 13.5%. The Group evaluated its investment’s carrying amount based on the observable price, and recognized a gain of US$5,297 (equivalent to RMB35,153). In December 2022, the Group disposed of its investment in Zenseact for a consideration of US$115,000 (equivalent to RMB763,192) at a gain of US$3,703 (equivalent to RMB24,575); the cash consideration of US$115,000 was received in January 2023.
•Luminar
In May 2022, the Group entered into strategic investment agreements with Luminar Technologies, Inc., (“Luminar”) a Delaware corporation. Pursuant to the strategic investment agreement, Luminar was to fulfil the agreement obligation by electing on its sole discretion to (1) pay cash in the amount of US$15,000 to the Group, or (2) issue shares to the Group in the number equal to the quotient of US$15,000 divided by the volume-weighted average price of Luminar’s shares listed on Nasdaq for twenty (20) consecutive trading days immediately preceding the closing date of the Group’s merger with COVA, at the par value of US$0.0001 per share, provided that no fractional shares will be issued, upon the completion of the Group’s mergers with COVA. Pursuant to this agreement, upon the Group’s Merger with COVA, Luminar settled its obligation by issuing 2,030,374 shares to the Company worth US$12,588. The fair value of these shares decreased to US$6,842 (equivalent to RMB48,580) and US$728 (equivalent to RMB5,316) as of December 31, 2023 and 2024, respectively. The fair value change of US$3,208 (equivalent to RMB22,451) and US$6,114 (equivalent to RMB44,019) were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2024, respectively.